Stock-based compensation (Details 1) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2018 CAD ($) $ / shares shares
Number of shares (in shares)	7,010
Vested (in shares)	6,985
Aggregate intrinsic value | $	$ 900
Range One [Member]
Number of shares (in shares)	490
Vested (in shares)	490
Aggregate intrinsic value | $	$ 108
Exercise price per share | $ / shares	$ 0.26
Expiry Date	Dec 2,018
Range Two [Member]
Number of shares (in shares)	960
Vested (in shares)	960
Aggregate intrinsic value | $	$ 270
Exercise price per share, lower range limit | $ / shares	$ 0.18
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Feb – Dec 2019
Range Three [Member]
Number of shares (in shares)	1,320
Vested (in shares)	1,320
Aggregate intrinsic value | $	$ 250
Exercise price per share, lower range limit | $ / shares	$ 0.28
Exercise price per share, upper range limit | $ / shares	$ 0.32
Expiry Date	July – Dec 2020
Range Four [Member]
Number of shares (in shares)	2,240
Vested (in shares)	2,240
Aggregate intrinsic value | $	$ 272
Exercise price per share, lower range limit | $ / shares	$ 0.33
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Mar – Nov 2021
Range Five [Member]
Number of shares (in shares)	1,900
Vested (in shares)	1,900
Aggregate intrinsic value | $	$ 0
Exercise price per share, lower range limit | $ / shares	$ 0.52
Exercise price per share, upper range limit | $ / shares	$ 0.62
Expiry Date	May – Oct 2022
Range Six [Member]
Number of shares (in shares)	100
Vested (in shares)	75
Aggregate intrinsic value | $	$ 0
Exercise price per share | $ / shares	$ 0.63
Expiry Date	Feb 2023